Leases - Lease Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Capital Leases
2019	$ 541
2020	105
2021	33
2022	7
2023	0
Thereafter	0
Total minimum lease payments	686
Imputed interest	(25)
Present value of minimum lease payments	661
Operating Leases
2019	3,529
2020	3,532
2021	3,329
2022	3,172
2023	3,059
Thereafter	13,999
Imputed interest	0
Total minimum lease payments	$ 30,620